Goodwill and Intangible Assets Subsequent Events (Details) - MCI [Member] $ in Millions	Mar. 31, 2016 USD ($)
Goodwill [Member]
Subsequent Event [Line Items]
Assets at Risk for Future Impairment	$ 22.5
Property, Plant and Equipment [Member]
Subsequent Event [Line Items]
Assets at Risk for Future Impairment	13.9
Current Assets [Member]
Subsequent Event [Line Items]
Assets at Risk for Future Impairment	9.1
Intangible Assets [Member]
Subsequent Event [Line Items]
Assets at Risk for Future Impairment	$ 1.1